Condensed Parent Company Financial Statements	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Financial Statements [Abstract]
Condensed Parent Company Financial Statements
Note 25.  Condensed Parent Company Financial Statements

The condensed financial statements below relate to Highlands Bankshares, Inc., as of December 31, 2011 and 2010 and for the years then ended.  Equity in undistributed earnings of subsidiary includes the change in unrealized gains or losses on securities, net of tax.

CONDENSED BALANCE SHEETS
	2011	2010
ASSETS
Cash	$178	$2,240
Capital securities repurchased	600	600
Other investments	102	102
Equity in subsidiary	34,445	38,473
Other assets	1,009	393

Total Assets	$36,334	$41,808

LIABILITIES AND STOCKHOLDERS' EQUITY
Interest, taxes and other liabilities	$680	$334
Other short term borrowings	97	373
Long Term Debt	3,545	4,471
Capital securities	3,750	3,750
Total Liabilities	8,072	8,928

STOCKHOLDERS' EQUITY	28,262	32,880

Total Liabilities and Stockholders' Equity	$36,334	$41,808

CONDENSED STATEMENTS OF INCOME
	2011	2010

Dividends from subsidiary	$-	$-
Interest income	55	55
Other income	-	-
Interest expense	(634)	(649)
Operating expense	(11)	(39)
	(590)	(633)

Income tax benefit	201	216
Equity in undistributed earnings (loss) of subsidiary	(6,128)	(1,723)

Net income (Loss)	$(6,517)	$(2,140)

CONDENSED STATEMENTS OF CASH FLOWS
	2011	2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (Loss)	$(6,517)	$(2,140)
Adjustments to reconcile net income to net cash Provided by operating activities:
Depreciation and amortization	5	5
Equity in undistributed earnings of subsidiary	6,128	1,723
Increase in other assets	(822)	(668)
Increase (decrease) in other liabilities	347	138

Net cash used in operating activities	(859)	(942)

CASH FLOWS FROM INVESTING ACTIVITIES:
(Purchase) sale of other investments	-	-
Net (increase) decrease in loans	-	-
Premises and equipment expenditures	-	-
Capital contributed to subsidiary bank	-	-

Net cash provided by (used in) investing activities	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	(277)	(79)
Increase in Long Term Debt	(926)	2,210

Net cash (used in) provided by financing activities	(1,203)	2,131

Net increase (decrease) in cash and cash equivalents	(2,062)	1,189

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,240	1,051

CASH AND CASH EQUIVALENTS AT END OF YEAR	$178	$2,240